Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue [Abstract]
Sale of crude oil	$ 579,030	$ 545,490	$ 279,162
Sale of gas	49,877	55,671	50,960
Revenue	$ 628,907	$ 601,161	$ 330,122